3. Other income, net	12 Months Ended
Dec. 31, 2015
Other income, net
	2015	2014	2013
	US$’000	US$’000	US$’000

Exchange (loss), net	(75)	(12)	(18)
Rental income	84	77	72

	9	65	54

ZHEJIANG JIAHUAN
Other income, net
	2015	2014	2013
	RMB’000	RMB’000	RMB’000

Government grant	200	73	-
Rental income (i)	901	850	665
Interest income	44	17	32
Sundry income	263	135	-

	1,408	1,075	697

(i)	Rental income under operating leases is recognized on a straight-line basis over the term of the relevant lease.

ZHEJIANG TIANLAN
Other income, net
	2015	2014	2013
	RMB’000	RMB’000	RMB’000

Gain on disposal of intangible asset	-	150	23
Gain on disposal of property, plant and equipment	-	7	41
Subsidy income	2,617	4,163	6,893
Sales of scrapped materials	6	6	18
Others	150	269	449

	2,773	4,595	7,424